FINANCIAL INSTRUMENTS - Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Brazilian real option contracts	$ (15.9)	$ 5.9	[1]
Gain (loss) reclassified or adjusted from cash flow hedge reserve	3.4	(0.3)	[1]
Time value of option contracts excluded from hedge relationship	5.4	(6.0)	[1]
Gain (loss) recognized in cash flow hedge reserve	(10.5)	(0.1)
Forward contracts | Currency contracts
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Brazilian real option contracts	(15.9)	5.9
Gain (loss) reclassified or adjusted from cash flow hedge reserve	$ 3.4	$ (0.3)

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.